Related Parties Transactions (Details) - Schedule of due from related parties - non current - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 1,245,933	$ 1,141,378
BioFirst (Australia) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	1,132,070	1,028,556
BioHopeKing Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 113,863	$ 112,822